Related Party Transactions	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 11 — RELATED PARTY TRANSACTIONS

The Group records transactions with various related parties. These related party balances as of June 30, 2026 and 2025 and transactions for the years ended June 30, 2026, 2025 and 2024 are identified as follows:

(1) Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Group
Muchun Zhu	Company’s Chief Executive Officer
Mr. Shoucheng Lei	A shareholder of the Group
Ocean Master Worldwide Corporation	Controlled by Mr. Shoucheng Lei, Ms. Luan Chen and Mr. Jun Li, shareholders of the Group
Rui Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Limited	Related to Mr. Dong Zhang
Topsheen Shipping Singapore Pte. Ltd.	Related to Mr. Dong Zhang
Topsheen bulk Singapore Pte. Ltd.	Related to Mr. Dong Zhang
Xun Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Group Limited	Controlled by Mr. Shoucheng Lei
Nanjing Top Confidence Marine Management Co., Ltd	Controlled by Mr. Shoucheng Lei
Mei Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Tong Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Keen Best Shipping Co Limited	Controlled by Ocean Master Worldwide Corporation
Mr. Dong Zhang	Family member of Mr. Jun Li
Mr. Qing Xu	Family member of Ms. Luan Chen
Top Corporation Shipping Limited	Controlled by Ocean Master Worldwide Corporation
Crown Grace Shipping Pte Ltd	Controlled by Ocean Master Worldwide Corporation
Great Crown Shipping Pte Ltd	Controlled by Ocean Master Worldwide Corporation

(2) Accounts receivable-related parties

	As of June 30, 2026	As of June 30, 2025
Topsheen Shipping Singapore Pte. Ltd. (1)	$—	$616,279
Tong Da Shipping Co. Limited(2)	—	143,277
Mei Da Shipping Co. Limited(2)	—	159,638
Keen Best Shipping Co Limited(2)	84,740	99,121
Total	$84,740	$1,018,315

(1)	The balance mainly represented consideration for time charter accounts receivable from Topsheen Shipping Singapore Pte. Ltd, which was collected in current period.

(2)	The balance represents the accrued management fees from related parties for vessel management services, which was partially collected in current period. The remaining balance was collected on July 16, 2026.

(3) Contract liabilities-related party

	As of June 30, 2026	As of June 30, 2025
Topsheen Shipping Singapore Pte. Ltd.(1)	$614,819	$433,125

(1)	The balance represents the advance charter hire payments from Topsheen Shipping Singapore Pte. Ltd.

(4) Due from related parties

As of June 30, 2026 and 2025, the balances due from related parties were as follows:

	As of June 30, 2026	As of June 30, 2025
Topsheen Shipping Singapore Pte. Ltd(1)	$—	$331,948
Crown Grace Shipping Pte Ltd.(2)	96,345	—
Great Crown Shipping Pte Ltd.(2)	90,048	—
Muchun Zhu(2)	18,840	—
Total	$205,233	$331,948

(1)	The balance represents the outstanding bunker receivable from Topsheen Shipping Singapore Pte. Ltd for time charter service provided by the Group.

(2)	The balance represents interest-free advances to related parties for business-related disbursements. The remaining balance was collected on July 16, 2026.

(5) Due to related parties

As of June 30, 2026 and 2025, the balances due to related parties were as follows:

	As of June 30, 2026	As of June 30, 2025
Topsheen Shipping Group Limited(1)	$48,778	$36,584
Nanjing Top Confidence Marine Management Co., Ltd(1)	8,543	14,381
Due to shareholder and affiliate(2)	20,548,491	24,490,720
Ocean Master Worldwide Corporation	11,546	11,546
Total	$20,617,358	$24,553,231

(1)	The balances mainly represented the expenses paid on behalf of the Group.

(2)	The balances mainly represented non-interest-bearing loans from Mr. Shoucheng Lei which are due on demand. During the year ended June 30, 2026, the Group repaid $4,000,000 of these loans to Mr. Shoucheng Lei.

(6) Services provided to related parties

	For the year ended June 30, 2026	For the year ended June 30, 2025	For the year ended June 30, 2024
Topsheen Shipping Singapore Pte. Ltd. (Time charter revenue and Vessel management services revenue)	$17,092,647	$18,682,031	$12,281,701
Mei Da Shipping Co. Limited (Vessel management services revenue)	1,429,768	1,481,220	1,565,711
Tong Da Shipping Co. Limited (Vessel management services revenue)	1,446,758	1,457,911	1,492,521
Topsheen Bulk Singapore Pte Ltd (Time charter revenue)	—	624,337	—
Great Crown Shipping Pte Ltd (Vessel management services revenue)	546,272	—	—
Crown Grace Shipping Pte Ltd (Vessel management services revenue)	388,501	—	—
Keen Best Shipping Co Limited (Vessel management services revenue)	1,003,082	1,128,998	974,963
Total	$21,907,028	$23,374,497	$16,314,896

For the years ended June 30, 2026, 2025 and 2024, the Group provided time charter service and vessel management services to the related parties. These numbers have been included in the revenue of the combined and consolidated statements of (loss) income.

(7) Financing lease from a related party

For the years ended June 30, 2026, 2025 and 2024, the Group has financing leases from a related party. (see Note 8)

(8) Short-term office lease expense from a related party

	For the year ended June 30, 2026	For the year ended June 30, 2025	For the year ended June 30, 2024
Mr. Dong Zhang	$28,234	$27,684	$27,443

These numbers have been included in the general and administrative expenses of the combined and consolidated statements of (loss) income.

(9) General and administrative expenses shared with a related party

	For the year ended June 30, 2026	For the year ended June 30, 2025	For the year ended June 30, 2024
Topsheen Shipping Group Limited	$101,014	$92,581	$108,353

(10) Guarantee by a related party

As of June 30, 2026 and 2025, long-term loan totaling $1,288,473 and $2,908,945, respectively, was guaranteed by Topsheen Shipping Singapore Pte. Ltd., shareholders and affiliates. (see Note 9). In addition, the loan of $2.1 million from HANGTIE (CHINA AND HONGKONG) ENG CO LTD received in April 2026 was personally guaranteed by Ms. Muchun Zhu, the Company’s Chief Executive Officer (see Note 6).